Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2016	2015
		(Restated)
Trade payables	$1,834	$1,715
Machinery and equipment payables	3,990	2,220
Accrued expenses	8,597	9,647
Value added tax payable	289	260
Other tax payable	759	318
Withholding tax payable	163	238
Bonus and benefit payables	5,320	5,231
Other payables	4,008	3,032
Total accounts payable and accrued liabilities	$24,960	$22,661